Quarterly Financial Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
NET SALES	$ 40,348,459	$ 42,261,929	$ 41,165,502	$ 27,998,094	$ 34,704,899	$ 38,565,133	$ 31,384,137	$ 17,410,715	$ 151,773,984	$ 122,064,884	$ 121,184,834
Gross profit (loss) from operations	4,035,931	3,621,328	8,464,391	509,968	6,740,135	5,859,620	4,155,964	(3,653,415)	16,631,618	13,102,304	16,207,122
Income (Loss) from operations	(267,643)	(472,598)	4,567,050	(3,524,458)	2,381,765	1,994,572	132,568	(7,484,719)	302,351	(2,975,814)	142,132
Net income (loss)	(202,179)	2,260,374	3,336,857	(2,239,335)	1,874,165	1,068,656	2,675,264	(4,065,777)	3,155,717	1,552,308	223,922
Basic earnings (loss) per share	$ (0.04)	$ 0.56	$ 0.83	$ (0.56)	$ 0.47	$ 0.26	$ 0.66	$ (1.01)	$ 0.79	$ 0.38	$ 0.06
Loss on impairment of equity investments					0	(415,287)	0	0	0	415,287	858,787
Loss resulted from change in estimate in construction contracts during the fourth quarter of 2012	$ 4,900,000